UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-23c-3

Notification of Repurchase Offer

Pursuant to Rule 23c-3 [17 CFR 270.23c-3]

     1.     Investment Company Act File Number: 811-08266
             Date of Notification: August 22, 2008

     2.     Exact name of investment company as specified in registration statement:

            THE INDIA FUND, INC.

     3.     Address of principal executive office: (number, street, city, state, zip code)

345 Park Avenue, New York, NY 10154

     4.     Check one of the following:

A. ☒ The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B. ☐ The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C. ☐ The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:          /s/ Dana Buono
      Dana Buono

                            Assistant Secretary
       (Title)